Expense Example - Xtrackers J P Morgan ESG USD High Yield Corporate Bond ETF - Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF	1 Year	3 Years	5 Years	10 Years
USD ($)	20	64	113	255